Blackstone Long-Short Credit Income Fund

Portfolio of Investments

September 30, 2022 (Unaudited)

	Principal
	Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 125.10%
Aerospace & Defense - 5.08%
Amentum Government Services Holdings LLC, First Lien Term Loan, 6M US L + 4.00%, 02/15/2029	$863,265	$826,577
Atlas CC Acquisition Corp., First Lien B Term Loan, 3M US L + 4.25%, 0.75% Floor, 05/25/2028	1,751,650	1,541,890
Atlas CC Acquisition Corp., First Lien C Term Loan, 3M US L + 4.25%, 0.75% Floor, 05/25/2028	356,266	313,603
Dynasty Acquisition Co., Inc., First Lien 2020 B-1 Term Loan, 1M US L + 3.50%, 04/06/2026	1,264,714	1,171,308
Dynasty Acquisition Co., Inc., First Lien 2020 B-2 Term Loan, 1M US L + 3.50%, 04/06/2026	680,493	630,235
Nordam Group LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 04/09/2026	1,389,600	1,097,784
Peraton Corp., First Lien B Term Loan, 1M US L + 3.75%, 0.75% Floor, 02/01/2028	1,020,567	969,921
TransDigm, Inc., First Lien Tranche F Refinancing Term Loan, 3M US L + 2.25%, 12/09/2025	1,044,046	1,002,837
Vertex Aerospace Corp., First Lien Term Loan, 3M US L + 3.75%, 12/06/2028	543,423	529,838
		8,083,993

Air Freight & Logistics - 1.05%
Kenan Advantage Group, Inc.,The, First Lien U.S. B-1 Term Loan, 1M US L + 3.75%, 0.75% Floor, 03/24/2026	1,187,052	1,125,480
WWEX UNI TopCo Holdings LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 0.75% Floor, 07/26/2028	591,364	540,267
		1,665,747

Airlines - 2.89%
AAdvantage Loyality IP, Ltd., First Lien Initial Term Loan, 3M US L + 4.75%, 0.75% Floor, 04/20/2028	1,082,447	1,051,597
Air Canada, First Lien B Term Loan, 3M US L + 3.50%, 0.75% Floor, 08/11/2028	1,491,590	1,422,208
American Airlines, Inc., First Lien 2018 Replacement Term Loan, 1M US L + 1.75%, 06/27/2025	675,528	656,742
American Airlines, Inc., First Lien 2020 Term Loan, 1M US L + 1.75%, 01/29/2027	238,372	219,814
KKR Apple Bidco LLC, Second Lien Initial Term Loan, 1M US L + 5.75%, 0.50% Floor, 09/21/2029	153,086	147,217
United AirLines, Inc., First Lien Class B Term Loan, 3M US L + 3.75%, 0.75% Floor, 04/21/2028	1,145,500	1,098,168
		4,595,746

Auto Components - 1.37%
Burgess Point Purchaser Corp., First Lien Term Loan, 3M US L + 5.25%, 07/25/2029	1,297,200	1,200,720
Wheel Pros, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 0.75% Floor, 05/11/2028	1,327,407	981,910
		2,182,630

Beverages - 0.98%
Triton Water Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 0.50% Floor, 03/31/2028	1,723,766	1,555,458

Biotechnology - 0.31%
Grifols Worldwide Operati Tlb, First Lien Term Loan, 3M US L + 2.00%, 11/08/2027	523,365	497,961

Building Products - 2.15%
Arc Falcon I, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 09/30/2028	63,033	58,358
Cornerstone Building Brands, Inc., First Lien Tranche B Term Loan, 1M US L + 3.25%, 0.50% Floor, 04/12/2028	1,083,570	896,319
CP Atlas Buyer, Inc., First Lien B Term Loan, 1M US L + 3.50%, 0.50% Floor, 11/23/2027	1,596,066	1,398,154
Illuminate Merger Sub Corp, First Lien Initial Term Loan, 3M US L + 3.50%, 0.50% Floor, 07/21/2028	422,098	370,920

	Principal
	Amount	Value
Building Products (continued)
Kodiak Building Partners Inc. TLB, First Lien Term Loan, 3M US L + 3.25%, 0.75% Floor, 02/25/2028	$747,664	$689,253
		3,413,004

Capital Markets - 0.89%
Advisor Group Holdings, Inc., First Lien B-1 Term Loan, 1M US L + 4.50%, 07/31/2026	501,871	478,851
Edelman Financial Center LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 07/20/2026	553,846	492,923
Edelman Financial Engines Center LLC, First Lien Initial (2021) Term Loan, 1M US L + 3.50%, 0.75% Floor, 04/07/2028	481,137	442,848
		1,414,622

Chemicals - 3.89%
Ascend Performance Materials Operations LLC, First Lien 2021 Refinancing Term Loan, 3M US L + 4.75%, 0.75% Floor, 08/27/2026	1,612,938	1,583,300
CPC Acquisition Corp., First Lien Initial Term Loan, 3M US L + 3.75%, 0.75% Floor, 12/29/2027	1,127,254	884,421
DCG Acquisition Corp., First Lien B Term Loan, 1M US L + 4.50%, 09/30/2026	659,825	617,484
Geon Performance Solutions LLC, First Lien Term Loan, 3M US L + 4.50%, 0.75% Floor, 08/18/2028	347,111	336,264
Hyperion Materials & Technologies, Inc., First Lien Initial Term Loan, 4M US L + 4.50%, 0.50% Floor, 08/30/2028	665,782	625,835
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan, 3M US L + 3.50%, 1.00% Floor, 10/28/2024	1,063,364	1,025,817
Vantage Specialty Chemicals, Inc., First Lien Term Loan, 3M US L + 3.50%, 10/28/2024	557,200	537,525
Vantage Specialty Chemicals, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 1.00% Floor, 10/27/2025	588,834	572,149
		6,182,795

Commercial Services & Supplies - 8.35%
Access CIG LLC, First Lien B Term Loan, 3M US L + 3.75%, 02/27/2025	865,353	830,955
Access CIG LLC, Second Lien Initial Term Loan, 3M US L + 7.75%, 02/27/2026	940,445	896,950
Allied Universal Holdco LLC, First Lien Initial U.S. Dollar Term Loan, 1M US L + 3.75%, 0.50% Floor, 05/12/2028	1,818,034	1,603,279
Anticimex International AB, First Lien Term Loan, 3M US L + 3.50%, 0.50% Floor, 11/16/2028	512,270	486,656
DG Investment Intermediate Holdings 2, Inc., First Lien Closing Date Initial Term Loan, 1M US L + 3.75%, 0.75% Floor, 03/31/2028	692,443	647,219
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 0.75% Floor, 03/30/2029	581,429	545,816
Divisions Holding Corp., First Lien B Term Loan, 1M US L + 4.75%, 0.75% Floor, 05/27/2028	532,124	510,173
EAB Global, Inc., First Lien Term Loan, 3M US L + 3.50%, 0.50% Floor, 08/16/2028	673,807	633,018
Foundational Education Group, Inc., First Lien Term Loan, 3M US L + 3.75%, 08/31/2028(b)	508,160	477,670
Garda World Security Corp., First Lien B-2 Term Loan, 3M US L + 4.25%, 10/30/2026	2,065,521	1,949,015
Garda World Security Corp., First Lien Term Loan, 3M US L + 4.25%, 02/01/2029	190,909	178,341
Output Services Group, Inc., First Lien B Term Loan, 3M US L + 4.50%, 1.00% Floor, 03/27/2024	455,978	326,024
Revspring, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 10/11/2025	1,039,500	1,004,854
Seren BidCo, First Lien Term Loan, 3M US L + 4.00%, 11/16/2028	485,560	464,317
TRC Companies, First Lien Term Loan, 1M US L + 3.75%, 12/08/2028	1,090,738	1,024,389
TRC Companies, Second Lien Term Loan, 1M US L + 6.75%, 12/07/2029	633,538	597,110
United Site Cov-Lite, First Lien Term Loan, 1M US L + 4.25%, 12/15/2028	960,210	822,578
Vaco Holdings, LLC, First Lien Term Loan, 3M US L + 5.00%, 01/21/2029	302,004	294,454
		13,292,818

Communications Equipment - 0.32%
MLN US HoldCo LLC, First Lien B Term Loan, 3M US L + 4.50%, 11/30/2025	796,605	501,666

Construction & Engineering - 0.93%
Aegion Corp., First Lien Initial Term Loan, 1M US L + 4.75%, 0.75% Floor, 05/17/2028	1,407,187	1,298,130

	Principal
	Amount	Value
Construction & Engineering (continued)
Tutor Perini Corp., First Lien B Term Loan, 1M US L + 4.75%, 1.00% Floor, 08/18/2027	$186,439	$173,621
		1,471,751

Construction Materials - 0.79%
White Cap Buyer LLC, First Lien Initial Closing Date Term Loan, 1M US L + 3.75%, 0.50% Floor, 10/19/2027	1,344,798	1,261,225

Containers & Packaging - 3.93%
Berlin Packaging L.L.C., First Lien Term Loan, 1M US L + 3.75%, 03/11/2028	897,726	850,034
Clydesdale Acquisition Holdings, Inc., First Lien Term Loan, 3M US L + 4.175%, 0.50% Floor, 04/13/2029	1,682,885	1,592,203
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 1M US L + 3.75%, 09/11/2023	204,589	189,331
IBC Capital, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024	507,363	464,600
LABL, Inc., First Lien Term Loan, 1M US L + 5.00%, 10/29/2028	503,339	456,624
ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 3M US L + 3.75%, 0.75% Floor, 11/03/2025	2,340,513	2,204,178
Strategic Materials Holding Corp., Second Lien Initial Term Loan, 3M US L + 7.75%, 1.00% Floor, 10/31/2025(b)	533,333	213,333
Tekni-Plex, Inc., First Lien Delayed Draw Tem Term Loan, 3M US L + 4.00%, 0.50% Floor, 09/15/2028(c)	23,927	22,727
Tekni-Plex, Inc., First Lien Tranche B-3 Initial Term Loan, 3M US L + 4.00%, 0.50% Floor, 09/15/2028	268,353	254,902
		6,247,932

Distributors - 1.14%
LBM Acquisition LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 0.75% Floor, 12/17/2027	2,072,407	1,819,055

Diversified Consumer Services - 4.50%
Element Materials Technology Group Holdings DTL, First Lien Term Loan, 3M US L + 4.25%, 06/22/2029	72,901	68,801
Element Materials Technology Group Holdings TL, First Lien Term Loan, 3M US L + 4.25%, 06/22/2029	157,952	149,067
KUEHG Corp, Second Lien Tranche B Term Loan, 1M US L + 8.25%, 1.00% Floor, 08/22/2025	1,410,922	1,381,292
KUEHG Corp., First Lien B-3 Term Loan, 1M US L + 3.75%, 1.00% Floor, 02/21/2025	439,864	416,771
Learning Care Group No. 2, Inc., 3M US L + 3.25%, 1.00% Floor, 03/13/2025	1,083,698	1,027,888
Loyalty Ventures, Inc., First Lien Term Loan, 3M US L + 4.50%, 11/03/2027	451,774	154,055
McKissock Investment Holdings, LLC, First Lien Term Loan, 3M US L + 5.00%, 03/12/2029	161,314	156,475
Pre Paid Legal Services, Inc., First Lien Term Loan, 3M US L + 3.75%, 12/15/2028	1,302,609	1,240,331
Rinchem Company, Inc., First Lien Term Loan, 3M US L + 4.50%, 03/02/2029(b)	453,409	434,706
Spring Education Group, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 07/30/2025	479,801	458,210
Weld North Education LLC, First Lien Term Loan, 1M US L + 3.75%, 0.50% Floor, 12/21/2027	1,720,341	1,668,008
		7,155,604

Diversified Financial Services - 3.73%
Apex Group Treasury, Ltd., First Lien USD Term Loan, 3M US L + 3.75%, 0.50% Floor, 07/27/2028	1,216,893	1,162,133
Lereta, LLC, First Lien Term Loan, 1M US L + 5.25%, 07/30/2028	433,489	370,702
Mitchell International, Inc., First Lien Term Loan, 3M US L + 3.75%, 10/15/2028	2,060,729	1,873,202
Mitchell International, Inc., Second Lien Term Loan, 3M US L + 6.50%, 10/15/2029	365,979	343,563
Outcomes Group Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 10/24/2025	378,000	364,456
Outcomes Group Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 10/26/2026	133,136	130,474
Polaris Newco LLC, First Lien Dollar Term Loan, 3M US L + 4.00%, 0.50% Floor, 06/02/2028	1,553,883	1,437,995
Sedgwick Claims Management Services, Inc., First Lien 2020 Term Loan, 1M US L + 4.25%, 1.00% Floor, 09/03/2026	259,200	250,615
		5,933,140

Diversified Telecommunication Services - 1.00%
Level 3 Financing, Inc., First Lien Term Loan, 1M US L + 1.75%, 03/01/2027	394,531	375,698
Telesat Canada, First Lien B-5 Term Loan, 1M US L + 2.75%, 12/07/2026	1,193,514	648,227

	Principal
	Amount	Value
Diversified Telecommunication Services (continued)
Zacapa S.A.R.L., First Lien Term Loan, 3M US L + 4.25%, 03/22/2029	$590,278	$562,239
		1,586,164

Electrical Equipment - 0.85%
Madison IAQ LLC, First Lien Initial Term Loan, 3M US L + 3.25%, 0.50% Floor, 06/21/2028	1,456,535	1,349,633

Electronic Equipment, Instruments & Components - 1.26%
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 1.00% Floor, 07/26/2025(b)	209,020	205,885
LTI Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 09/06/2025	1,206,821	1,119,929
LTI Holdings, Inc., First Lien Term Loan:
1M US L + 4.50%, 07/24/2026	182,829	173,002
1M US L + 4.50%, 07/24/2026	184,211	174,309
LTI Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 09/06/2026	382,979	338,297
		2,011,422

Energy Equipment & Services - 0.38%
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 1.00% Floor, 05/09/2025	649,858	605,486

Entertainment - 3.87%
AMC Entertainment Holdings, Inc., First Lien B-1 Term Loan, 1M US L + 3.00%, 04/22/2026	3,162,692	2,487,473
Amplify Finco Pty, Ltd., First Lien U.S. Dollar Term Loan, 3M US L + 4.25%, 0.75% Floor, 11/26/2026	1,178,462	1,137,216
CE Intermediate I, LLC, First Lien Term Loan, 3M US L + 4.00%, 11/10/2028(b)	768,075	718,150
Crown Finance US, Inc., First Lien Initial Dollar Tranche Term Loan, 3M US L + 2.50%, 1.00% Floor, 02/28/2025	1,389,110	598,866
Crown Finance US, Inc., First Lien Second Amendment Dollar Tranche Term Loan, 3M US L + 2.75%, 09/30/2026	219,619	93,407
Recorded Books, Inc., First Lien 2021 Replacement Term Loan, 1M US L + 4.00%, 08/29/2025	1,170,000	1,128,688
		6,163,800

Food Products - 1.21%
Froneri International, Ltd., First Lien Facility B2 Term Loan, 3M US L + 2.25%, 01/29/2027	1,491,513	1,411,531
Snacking Investments BidCo Pty, Ltd., First Lien Initial US Term Loan, 1M US L + 4.00%, 1.00% Floor, 12/18/2026(b)	526,280	510,491
		1,922,022

Health Care Equipment & Supplies - 4.50%
Auris Luxembourg III SARL, First Lien Facility B2 Term Loan, 6M US L + 3.75%, 02/27/2026	1,754,444	1,543,911
Carestream Health, Inc. TL 1L, First Lien Term Loan 09/27/2027(b)	119,671	$119,670
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 03/05/2026	293,511	262,510
Resonetics LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 0.75% Floor, 04/28/2028	277,602	264,416
Tecostar Holdings, Inc., First Lien 2017 Term Loan, 3M US L + 3.50%, 1.00% Floor, 05/01/2024	1,611,042	1,456,986
Viant Medical Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 07/02/2025	1,077,557	1,005,948
YI LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 1.00% Floor, 11/07/2024	1,352,159	1,325,116
Zest Acquisition Corp., Second Lien Initial Term Loan, 1M US L + 7.00%, 1.00% Floor, 03/13/2026(b)	1,285,714	1,189,286
		7,167,843

Health Care Providers & Services - 9.64%
Covenant Surgical Partners, Inc., First Lien Delayed Draw Term Loan, 1M US L + 4.00%, 07/01/2026	237,230	222,699
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2026	1,153,307	1,082,667
DaVita, Inc., First Lien B Term Loan, 1M US L + 1.75%, 08/12/2026	1,044,046	994,965
Envision Healthcare Corp., First Lien Term Loan:
3M US L + 4.25%, 03/31/2027	1,190,185	553,436
3M US L + 7.88%, 03/31/2027	183,228	177,273

	Principal
	Amount	Value
Health Care Providers & Services (continued)
Genesis Care Finance Pty, Ltd., First Lien Facility B5 Term Loan, 3M US L + 5.00%, 1.00% Floor, 05/14/2027	$1,693,386	$690,055
Global Medical Response, Inc., First Lien 2018 New Term Loan, 1M US L + 4.25%, 1.00% Floor, 03/14/2025	1,801,734	1,567,634
Global Medical Response, Inc., First Lien 2020 Refinancing Term Loan, 1M US L + 4.25%, 1.00% Floor, 10/02/2025	226,894	197,852
Heartland Dental Care, Inc., First Lien Term Loan, 3M US L + 5.00%, 04/30/2025(b)	859,375	807,813
Heartland Dental LLC, First Lien 2021 Incremental Term Loan, 1M US L + 4.00%, 04/30/2025	1,063,452	988,478
LifePoint Health, Inc., First Lien B Term Loan, 1M US L + 3.75%, 11/16/2025	1,351,799	1,260,309
Loire UK Midco 3, Ltd., First Lien Facility B2 Term Loan, 1M US L + 3.75%, 0.75% Floor, 04/21/2027	905,288	854,746
Medical Solutions LLC, First Lien Term Loan, 3M US L + 3.50%, 11/01/2028	203,049	193,811
NAPA Management Services Corp., First Lien Term Loan, 3M US L + 5.25%, 0.75% Floor, 02/23/2029	821,402	741,315
National Mentor Holdings, Inc., TL, First Lien Term Loan, 3M US L + 3.75%, 02/18/2028	1,698,954	1,224,309
National Mentor Holdings, Inc., TLC, First Lien Term Loan, 3M US L + 3.75%, 02/18/2028	48,099	34,661
Onex TSG Intermediate Corp., First Lien Initial Term Loan, 1M US L + 4.75%, 0.75% Floor, 02/28/2028	1,353,241	1,199,878
Pathway Vet Alliance LLC, First Lien 2021 Replacement Term Loan, 3M US L + 3.75%, 03/31/2027	556,196	492,929
Pediatric Associates Holding Co. LLC, First Lien Term Loan:
3M US L + 0.00%, 12/29/2028(c)	238	230
3M US L + 3.25%, 0.50% Floor, 12/29/2028	3,138	3,028
PetVet Care Centers LLC, 1M US L + 6.25%, 02/13/2026	987,000	945,872
Surgery Center Holdings, Inc., First Lien 2021 New Term Loan, 1M US L + 3.75%, 0.75% Floor, 08/31/2026	882,901	840,027
Team Health Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.75%, 1.00% Floor, 02/06/2024	290,047	266,481
		15,340,468

Health Care Technology - 2.34%
AthenaHealth Group, Inc., First Lien Term Loan, 1M US L + 5.7998%, 02/15/2029	1,229,446	1,104,657
Navicure, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 10/22/2026	339,580	326,421
Project Ruby Ultimate Parent Corp., First Lien Closing Date Term Loan, 1M US L + 3.25%, 0.75% Floor, 03/10/2028	717,371	671,549
Verscend Holding Corp., First Lien B-1 Term Loan, 1M US L + 4.00%, 08/27/2025	1,669,009	1,623,111
		3,725,738

Hotels, Restaurants & Leisure - 4.72%
Bally's Corp., First Lien Term Loan, 1M US L + 3.25%, 0.50% Floor, 10/01/2028	1,491,571	1,351,214
Fertitta Entertainment, LLC, First Lien Term Loan, 1M US L + 4.00%, 01/27/2029	626,560	583,027
Flutter Financing B.V., First Lien Term Loan, 3M US L + 3.25%, 0.50% Floor, 09/16/2028	654,240	639,722
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.25%, 1.00% Floor, 04/07/2025	235,603	222,498
MIC Glen LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 0.50% Floor, 07/21/2028	602,497	563,711
Quidditch Acquisition, Inc., First Lien B Term Loan, 1M US L + 7.00%, 1.00% Floor, 03/21/2025(b)	1,692,272	1,683,811
Tacala Investment Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 0.75% Floor, 02/05/2027	610,812	572,310
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.50%, 0.75% Floor, 02/04/2028	1,207,931	1,111,297
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	854,600	788,753
		7,516,343

Household Durables - 0.62%
Osmosis Buyer Limited Delayed, First Lien Term Loan, 3M US L + 3.75%, 07/31/2028	131,481	122,648
Osmosis Buyer Limited, First Lien Initial B Term Loan, 1M US L + 3.75%, 0.50% Floor, 07/31/2028	350,858	326,846

	Principal
	Amount	Value
Household Durables (continued)
Osmosis Buyer Limited, First Lien Term Loan, 3M US L + 3.75%, 07/31/2028	$578,519	$539,651
		989,145

Independent Power and Renewable Electricity Producers - 0.08%
Eastern Power LLC, First Lien Term Loan, 3M US L + 3.75%, 1.00% Floor, 10/02/2025	139,911	120,138

Industrial Conglomerates - 3.20%
Bettcher Industries, Inc., First Lien Term Loan, 3M US L + 4.00%, 12/14/2028	743,108	705,953
Engineered Machinery Holdings, Inc., First Lien Term Loan, 3M US L + 3.75%, 0.75% Floor, 05/19/2028	527,784	508,652
Justrite Safety Group, First Lien Delayed Draw Term Loan, 1M US L + 4.50%, 06/28/2026	65,584	60,829
Justrite Safety Group, First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2026(b)	1,213,216	1,125,258
Redwood Star Merger Sub, Inc., First Lien Term Loan, 1M US L + 4.50%, 04/05/2029	1,539,903	1,430,184
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan, 3M US L + 5.00%, 05/28/2026	1,366,566	1,266,978
		5,097,854

Insurance - 0.75%
Acrisure LLC, First Lien 2021-1 Additional Term Loan, 1M US L + 3.75%, 02/15/2027	295,958	271,911
Acrisure LLC, First Lien Term Loan, 1M US L + 4.25%, 02/15/2027	336,498	317,150
NFP Corp., First Lien Closing Date Term Loan, 1M US L + 3.25%, 02/15/2027	645,038	607,626
		1,196,687

Interactive Media & Services - 2.17%
Cengage Learning, Inc., First Lien Term Loan B Term Loan, 3M US L + 4.75%, 07/14/2026	723,584	656,992
Internet Brands, Inc., First Lien 2020 June New Term Loan, 1M US L + 3.75%, 1.00% Floor, 09/13/2024	678,879	648,669
MH SUB I LLC, Second Lien 2021 Replacement Term Loan, 3M US L + 6.25%, 02/23/2029	675,113	637,422
Momentive, Inc., First Lien Term Loan, 1M US L + 3.75%, 10/10/2025(b)	1,563,219	1,516,322
		3,459,405

Internet & Direct Marketing Retail - 0.17%
Shutterfly LLC, First Lien 2021 Refinancing B Term Loan, 3M US L + 5.00%, 0.75% Floor, 09/25/2026	439,111	277,973

IT Services - 5.09%
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026	1,187,654	856,969
DCert Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 10/16/2026	507,381	485,465
DCert Buyer, Inc., Second Lien First Amendment Refinancing Term Loan, 3M US L + 7.00%, 02/19/2029	1,525,691	1,430,335
Endurance International Group Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 0.75% Floor, 02/10/2028	1,574,602	1,338,412
Ensono LP, First Lien Initial Term Loan, 1M US L + 3.75%, 05/26/2028	791,788	696,774
Park Place Technologies LLC, First Lien Closing Date Term Loan, 1M US L + 5.00%, 1.00% Floor, 11/10/2027	1,157,245	1,101,315
Sabre GLBL Inc., First Lien Term Loan, 1M US L + 5.10%, 06/30/2028	678,390	630,055
Sabre GLBL, Inc., First Lien 2021 Other B-1 Term Loan, 1M US L + 3.50%, 0.50% Floor, 12/17/2027	230,772	207,215
Sabre GLBL, Inc., First Lien 2021 Other B-2 Term Loan, 1M US L + 3.50%, 0.50% Floor, 12/17/2027	367,865	330,313
Virtusa Corp., First Lien Term Loan:
1M US L + 3.75%, 0.75% Floor, 02/11/2028	535,245	503,353
1M US L + 3.75%, 02/15/2029	554,826	521,536
		8,101,742

Leisure Products - 1.17%
Motion Finco LLC, First Lien Facility B1 (USD) Loan Term Loan, 3M US L + 3.25%, 11/12/2026	1,150,771	1,054,498
Motion Finco LLC, First Lien Facility B2 (USD) Loan Term Loan, 3M US L + 3.25%, 11/12/2026	151,244	138,591

	Principal
	Amount	Value
Leisure Products (continued)
Recess Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 1.00% Floor, 09/30/2024	$687,095	$668,200
		1,861,289

Life Sciences Tools & Services - 1.92%
Curia Global, Inc., First Lien 2021 Term Loan, 3M US L + 3.75%, 0.75% Floor, 08/30/2026	2,378,576	2,217,023
LSCS Holdings/Eversana, First Lien Term Loan, 3M US L + 4.50%, 12/16/2028	865,477	833,022
		3,050,045

Machinery - 1.05%
PRO MACH Group, Inc., First Lien Closing Date Initial Term Loan, 3M US L + 4.00%, 1.00% Floor, 08/31/2028	1,750,878	1,673,813

Media - 3.41%
Champ Acquisition Corp., First Lien Initial Term Loan, 3M US L + 5.50%, 12/19/2025	1,132,576	1,102,608
Clear Channel Outdoor Holdings, Inc., First Lien B Term Loan, 3M US L + 3.50%, 08/21/2026	1,091,560	978,311
McGraw-Hill Education, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 0.50% Floor, 07/28/2028	939,297	868,558
Univision Communications, Inc., First Lien Term Loan:
3M US L + 3.25%, 0.75% Floor, 03/24/2026	1,196,262	1,138,130
3M US L + 4.25%, 06/24/2029	192,273	187,947
Virgin Media Bristol LLC, First Lien Term Loan, 1M US L + 2.50%, 01/31/2028	928,300	888,202
Ziggo Financing Partnership, First Lien I Facility Term Loan, 3M US L + 2.50%, 04/30/2028	271,878	260,051
		5,423,807

Oil, Gas & Consumable Fuels - 0.83%
Freeport LNG, First Lien Term Loan, 3M US L + 3.50%, 12/21/2028	1,427,576	1,325,098

Pharmaceuticals - 0.43%
Padagis LLC, First Lien Initial Term Loan, 3M US L + 4.75%, 0.50% Floor, 07/06/2028(b)	397,442	347,762
Sharp MicCo, LLC, First Lien Term Loan, 3M US L + 4.00%, 12/31/2028	349,534	330,310
		678,072

Professional Services - 5.82%
AG Group Holdings, Inc., First Lien Term Loan, 3M US L + 4.25%, 12/29/2028(b)	492,197	481,123
AqGen Island Holdings, Inc., First Lien Term Loan, 3M US L + 6.50%, 08/02/2029	1,747,855	1,581,808
CoreLogic, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 0.50% Floor, 06/02/2028	1,758,192	1,331,831
CoreLogic, Inc., Second Lien Initial Term Loan, 1M US L + 6.50%, 0.50% Floor, 06/04/2029	553,488	379,139
Corporation Service Company, First Lien Term Loan, 3M US L + 3.25%, 08/31/2029	535,782	523,727
Deerfield Dakota Holding LLC, Second Lien 2021 Replacement Term Loan, 1M US L + 6.75%, 0.75% Floor, 04/07/2028(b)	296,000	287,860
Equiniti Group PLC, First Lien Term Loan, 3M US L + 4.50%, 12/11/2028	306,773	298,720
Galaxy US Opco Inc. TL, First Lien Term Loan, 1M US L + 4.75%, 04/29/2029	633,627	597,193
Inmar, Inc., Second Lien Initial Term Loan, 1M US L + 8.00%, 1.00% Floor, 05/01/2025	802,345	774,262
Minotaur Acquisition, Inc., First Lien B Term Loan, 1M US L + 4.75%, 03/27/2026	1,079,343	1,028,171
National Intergovernmental Purchasing Alliance Company, Second Lien Initial Term Loan, 3M US L + 7.50%, 05/26/2026(b)	1,243,011	1,230,581
VT Topco, Inc., First Lien 2021 Delayed Draw Term Loan, 1M US L + 3.75%, 0.75% Floor, 08/01/2025(c)	6,673	6,373
VT Topco, Inc., First Lien 2021 Term Loan, 1M US L + 3.75%, 0.75% Floor, 08/01/2025	781,583	746,412
		9,267,200

Software - 20.36%
Apttus Corp., First Lien Initial Term Loan, 3M US L + 4.25%, 0.75% Floor, 05/08/2028	565,024	522,647
BMC Software, Inc., Second Lien 2nd Lien Term Loan, 1M US L + 5.50%, 0.50% Floor, 02/27/2026	737,755	689,340
Boxer Parent Company, Inc., First Lien 2021 Replacement Dollar Term Loan, 1M US L + 3.75%, 0.50% Floor, 10/02/2025	1,531,834	1,455,832
CDK Global, Inc., First Lien Term Loan, 4M US L + 6.6095%, 07/06/2029	1,550,414	1,497,212
Cloudera, Inc., First Lien Term Loan, 1M US L + 3.75%, 0.50% Floor, 10/08/2028	1,144,666	1,010,168
Connectwise, LLC, First Lien Term Loan, 3M US L + 3.50%, 0.50% Floor, 09/29/2028	447,536	419,565

	Principal
	Amount	Value
Software (continued)
Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 0.50% Floor, 10/16/2028	$518,705	$438,306
Delta Topco, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 0.75% Floor, 12/01/2027	1,892,833	1,722,478
DTI Holdco, Inc. TL, First Lien Term Loan, 3M US L + 4.75%, 04/26/2029	731,435	696,366
ECI Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 0.75% Floor, 11/09/2027	1,243,666	1,181,488
Epicor Software Corp., Second Lien Initial Term Loan, 1M US L + 7.75%, 1.00% Floor, 07/31/2028	704,746	691,356
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 02/18/2027(b)	800,702	770,675
Greeneden U.S. Holdings I LLC, First Lien Initial Dollar (2020) Term Loan, 1M US L + 4.00%, 0.75% Floor, 12/01/2027	1,178,526	1,125,387
Help/Systems Holdings, Inc., First Lien Seventh Amendment Refinancing Term Loan, 1M US L + 4.00%, 0.75% Floor, 11/19/2026	1,854,694	1,710,028
Hyland Software, Inc., Second Lien 2021 Refinancing Term Loan, 1M US L + 6.25%, 0.75% Floor, 07/07/2025	1,394,543	1,375,947
Idera, Inc., First Lien B-1 Term Loan, 1M US L + 3.75%, 0.75% Floor, 03/02/2028	1,665,765	1,551,935
Imperva, Inc., First Lien Term Loan, 3M US L + 4.00%, 1.00% Floor, 01/12/2026	1,292,383	1,094,648
ION Trading Finance, Ltd., First Lien Initial Dollar (2021) Term Loan, 3M US L + 4.75%, 04/01/2028	1,545,148	1,438,533
Ivanti Software, Inc., First Lien First Amendment Term Loan, 3M US L + 4.00%, 0.75% Floor, 12/01/2027	245,025	191,977
Ivanti Software, Inc., First Lien Term Loan, 3M US L + 4.25%, 12/01/2027	1,697,916	1,330,920
Ivanti Software, Inc., Second Lien Term Loan, 3M US L + 7.25%, 12/01/2028	476,866	358,443
LI Group Holdings, Inc., First Lien 2021 Term Loan, 1M US L + 3.75%, 0.75% Floor, 03/11/2028	708,972	678,841
Magenta Buyer LLC, First Lien Initial Term Loan, 1M US L + 4.75%, 0.75% Floor, 07/27/2028	1,575,815	1,427,689
McAfee Corp., First Lien Term Loan, 1M US L + 3.85%, 03/01/2029	1,215,596	1,112,052
Mitnick Corporate Purchaser Inc., First Lien Term Loan, 3M US L + 4.75%, 05/02/2029	390,099	369,131
Perforce Software, Inc., First Lien New Term Loan, 1M US L + 3.75%, 07/01/2026	249,992	233,743
Quest Borrower Ltd., First Lien Term Loan, 3M US L + 4.25%, 02/01/2029	1,238,049	922,346
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	591,051	566,717
Rocket Software, Inc., First Lien USD Term Loan, 3M US L + 4.25%, 11/28/2025	358,958	345,275
S2P Acquisition Borrower, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 08/14/2026	844,125	826,187
Skopima Merger Sub Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/12/2028	1,802,399	1,676,231
Sovos Compliance LLC, First Lien Initial Term Loan, 3M US L + 4.50%, 0.50% Floor, 08/11/2028	413,807	395,599
Triton Solar US Acquisition Co., First Lien Initial Term Loan, 3M US L + 6.00%, 10/29/2024(b)	176,743	171,440
Veritas US, Inc., First Lien Dollar B-2021 Term Loan, 3M US L + 5.00%, 1.00% Floor, 09/01/2025	735,541	587,819
Vision Solutions, Inc., First Lien Term Loan, 3M US L + 4.00%, 0.75% Floor, 04/24/2028	2,055,488	1,815,685
		32,402,006

Specialty Retail - 0.55%
EG Group, Ltd., First Lien Additional Facility Term Loan:
3M US L + 4.00%, 02/07/2025	591,163	553,109
3M US L + 4.25%, 0.50% Floor, 03/31/2026	214,232	200,665
EG Group, Ltd., First Lien Facility B Term Loan, 3M US L + 4.00%, 02/07/2025	132,986	124,426
		878,200

Technology Hardware, Storage & Peripherals - 0.72%
Project Castle, Inc., First Lien Term Loan, 3M US L + 5.50%, 06/01/2029	1,339,500	1,141,924

Textiles, Apparel & Luxury Goods - 0.55%
S&S Holdings LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 0.50% Floor, 03/11/2028	900,030	870,779

Trading Companies & Distributors - 2.51%
Foundation Building Materials, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 0.50% Floor, 01/31/2028	656,284	593,609
Park River Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 0.75% Floor, 12/28/2027	2,921,609	2,494,322

	Principal
	Amount	Value
Trading Companies & Distributors (continued)
SRS Distribution, Inc., First Lien 2021 Refinancing Term Loan, 3M US L + 3.50%, 0.50% Floor, 06/02/2028	$549,199	$508,352
SRS Distribution, Inc., First Lien Term Loan, 3M US L + 3.50%, 06/02/2028	426,985	393,573
		3,989,856

Transportation Infrastructure - 0.75%
Drive Chassis Holdco LLC, Second Lien 2021 Refinancing B Term Loan, 3M US L + 6.75%, 04/10/2026	1,202,598	1,198,089

Wireless Telecommunication Services - 0.88%
CCI Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 0.75% Floor, 12/17/2027	1,479,695	1,398,681

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $215,968,635)		199,065,869

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 7.97%
Diversified Financial Services - 7.97%
522 Funding CLO 2021-7, Ltd., 3M US L + 6.22%, 04/23/2034(b)(d)	500,000	421,908
Eaton Vance CLO 2013-1, Ltd., 3M US L + 6.80%, 01/15/2034(b)(d)	500,000	429,981
Elmwood CLO 16, Ltd., 3M US SOFR + 7.22%, 04/20/2034(b)(d)	750,000	706,232
Galaxy 30 Clo, Ltd., 3M US SOFR + 6.95%, 04/15/2035(b)(d)	1,000,000	932,405
Galaxy XXVII CLO, Ltd., 3M US L + 5.78%, 05/16/2031(b)(d)	625,000	517,354
HPS Loan Management CLO 6-2015, Ltd., 3M US L + 5.10%, 02/05/2031(b)(d)	833,000	624,675
Jamestown CLO XIV, Ltd., 3M US L + 7.20%, 10/20/2034(b)(d)	1,000,000	867,220
Magnetite XXXII, Ltd., 3M US SOFR + 6.90%, 04/15/2035(b)(d)	1,000,000	946,113
OCP CLO 2020-18, Ltd., 3M US L + 6.43%, 07/20/2032(b)(d)	1,000,000	854,460
Octagon Investment Partners 43, Ltd., 3M US L + 6.60%, 10/25/2032(b)(d)	500,000	434,250
Parallel 2021-2, Ltd., 3M US L + 7.20%, 10/20/2034(b)(d)	500,000	426,406
Park Avenue Institutional Advisers CLO, Ltd. 2022-1, 3M US SOFR + 7.29%, 04/20/2035(b)(d)	1,000,000	924,525
PPM CLO 3, Ltd., 3M US L + 6.61%, 04/17/2034(b)(d)	500,000	411,250
Rad CLO 2, Ltd., 3M US L + 6.00%, 10/15/2031(b)(d)	750,000	630,987
Rad CLO 5, Ltd., 3M US L + 6.70%, 07/24/2032(b)(d)	250,000	214,237
Romark CLO II, Ltd., 3M US L + 3.35%, 07/25/2031(b)(d)	250,000	221,379
Romark CLO IV, Ltd., 3M US L + 6.95%, 07/10/2034(b)(d)	1,000,000	858,018
Tiaa Clo III, Ltd., 3M US L + 5.90%, 01/16/2031(b)(d)	2,500,000	2,048,990
Wellfleet CLO 2020-1, Ltd., 3M US L + 7.24%, 04/15/2033(b)(d)	250,000	223,449
		12,693,839

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $14,547,673)		12,693,839

CORPORATE BONDS - 31.12%
Aerospace & Defense - 0.92%
Bombardier, Inc.:
7.125%, 06/15/2026(d)	180,000	165,345
7.875%, 04/15/2027(d)	306,000	282,202
6.000%, 02/15/2028(d)	90,000	75,435
Howmet Aerospace, Inc.:
3.000%, 01/15/2029	80,000	65,466
5.950%, 02/01/2037	256,000	231,905
TransDigm, Inc.:
7.500%, 03/15/2027	90,000	85,788
4.625%, 01/15/2029	300,000	242,255
4.875%, 05/01/2029	400,000	324,000
		1,472,396

	Principal
	Amount	Value
Auto Components - 0.18%
American Axle & Manufacturing, Inc.:
6.500%, 04/01/2027	$200,000	$169,792
5.000%, 10/01/2029	50,000	37,937
Goodyear Tire & Rubber Co., 5.250%, 07/15/2031	90,000	72,110
		279,839

Automobiles - 0.42%
Ford Motor Co.:
9.625%, 04/22/2030	100,000	111,315
5.291%, 12/08/2046	200,000	141,433
Ford Motor Credit Co. LLC, 4.389%, 01/08/2026	350,000	317,348
Winnebago Industries, Inc., 6.250%, 07/15/2028(d)	100,000	92,756
		662,852

Banks - 0.49%
Intesa Sanpaolo SpA:
5.017%, 06/26/2024(d)	450,000	419,918
5.710%, 01/15/2026(d)	400,000	364,223
		784,141

Building Products - 0.32%
Advanced Drainage Systems, Inc., 6.375%, 06/15/2030(d)	107,000	103,922
Builders FirstSource, Inc., 6.375%, 06/15/2032(d)	170,000	151,409
PGT Innovations, Inc., 4.375%, 10/01/2029(d)	310,000	254,871
		510,202

Capital Markets - 0.27%
MSCI, Inc.:
3.625%, 09/01/2030(d)	210,000	173,059
3.875%, 02/15/2031(d)	300,000	253,197
		426,256

Chemicals - 1.14%
Ashland LLC, 3.375%, 09/01/2031(d)	450,000	348,750
Chemours Co., 4.625%, 11/15/2029(d)	320,000	238,397
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 06/15/2028(d)	310,000	270,367
HB Fuller Co., 4.250%, 10/15/2028	110,000	92,779
LSB Industries, Inc., 6.250%, 10/15/2028(d)	230,000	197,729
Mativ Holdings, Inc., 6.875%, 10/01/2026(d)	150,000	132,547
Methanex Corp., 5.250%, 12/15/2029	190,000	151,502
Minerals Technologies, Inc., 5.000%, 07/01/2028(d)	239,000	208,548
Nufarm Australia, Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030(d)	200,000	166,728
		1,807,347

Commercial Services & Supplies - 0.19%
Stericycle, Inc., 3.875%, 01/15/2029(d)	370,000	306,804

Communications Equipment - 0.71%
CommScope, Inc.:
8.250%, 03/01/2027(d)	860,000	711,848
7.125%, 07/01/2028(d)	180,000	139,338
Viasat, Inc., 5.625%, 09/15/2025(d)	135,000	105,004
Viavi Solutions, Inc., 3.750%, 10/01/2029(d)	220,000	176,317
		1,132,507

Construction & Engineering - 0.45%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026(d)	172,000	155,439
Dycom Industries, Inc., 4.500%, 04/15/2029(d)	240,000	202,738
Meritage Homes Corp., 3.875%, 04/15/2029(d)	150,000	119,557
Taylor Morrison Communities, Inc., 5.125%, 08/01/2030(d)	80,000	64,689

	Principal
	Amount	Value
Construction & Engineering (continued)
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024(d)	$180,000	$176,452
		718,875

Consumer Finance - 1.04%
Enova International, Inc., 8.500%, 09/15/2025(d)	100,000	87,806
FirstCash, Inc.:
4.625%, 09/01/2028(d)	600,000	503,643
5.625%, 01/01/2030(d)	50,000	42,828
Navient Corp.:
6.750%, 06/25/2025	620,000	581,296
6.750%, 06/15/2026	80,000	72,722
4.875%, 03/15/2028	90,000	68,931
5.625%, 08/01/2033	169,000	113,940
PRA Group, Inc., 5.000%, 10/01/2029(d)	220,000	178,688
		1,649,854

Containers & Packaging - 0.66%
OI European Group BV, 4.750%, 02/15/2030(d)	400,000	318,946
Owens-Brockway Glass Container, Inc., 6.625%, 05/13/2027(d)	230,000	208,865
Sealed Air Corp., 6.875%, 07/15/2033(d)	340,000	325,440
TriMas Corp., 4.125%, 04/15/2029(d)	230,000	194,641
		1,047,892

Diversified Consumer Services - 0.73%
Prime Security Services Borrower LLC / Prime Finance, Inc.:
5.250%, 04/15/2024(d)	161,000	155,580
6.250%, 01/15/2028(d)	275,000	235,123
Service Corp. International:
3.375%, 08/15/2030	490,000	383,937
4.000%, 05/15/2031	490,000	394,864
		1,169,504

Diversified Telecommunication Services - 0.75%
Frontier Communications Holdings LLC, 6.750%, 05/01/2029(d)	360,000	297,826
Hughes Satellite Systems Corp., 6.625%, 08/01/2026	250,000	227,260
Lumen Technologies, Inc.:
5.125%, 12/15/2026(d)	160,000	137,907
4.500%, 01/15/2029(d)	120,000	84,488
5.375%, 06/15/2029(d)	220,000	164,005
7.600%, 09/15/2039	50,000	34,074
SBA Communications Corp.:
3.875%, 02/15/2027	170,000	151,037
3.125%, 02/01/2029	116,000	93,549
		1,190,146

Electric Utilities - 0.12%
PG&E Corp., 5.000%, 07/01/2028	220,000	189,722

Electronic Equipment, Instruments & Components - 0.13%
TTM Technologies, Inc., 4.000%, 03/01/2029(d)	250,000	201,850

Energy Equipment & Services - 0.92%
Ensign Drilling, Inc., 9.250%, 04/15/2024(d)	130,000	115,434
Nabors Industries, Ltd., 7.500%, 01/15/2028(d)	105,000	85,915
Patterson-UTI Energy, Inc., 5.150%, 11/15/2029	470,000	388,604
Petrofac, Ltd., 9.750%, 11/15/2026(d)	550,000	413,209
Precision Drilling Corp., 6.875%, 01/15/2029(d)	420,000	371,612
Transocean, Inc., 7.500%, 01/15/2026(d)	130,000	96,451
		1,471,225

	Principal
	Amount	Value
Equity Real Estate Investment Trusts (REITs) - 0.83%
Iron Mountain, Inc.:
4.875%, 09/15/2029(d)	$510,000	$419,709
4.500%, 02/15/2031(d)	90,000	69,742
5.625%, 07/15/2032(d)	530,000	424,710
Service Properties Trust:
4.500%, 03/15/2025	80,000	66,979
4.750%, 10/01/2026	355,000	268,355
3.950%, 01/15/2028	100,000	68,182
		1,317,677

Food & Staples Retailing - 0.38%
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC:
4.625%, 01/15/2027(d)	70,000	62,721
4.875%, 02/15/2030(d)	200,000	169,476
Ingles Markets, Inc., 4.000%, 06/15/2031(d)	190,000	155,420
Performance Food Group, Inc., 5.500%, 10/15/2027(d)	150,000	136,680
Rite Aid Corp., 8.000%, 11/15/2026(d)	120,000	85,212
		609,509

Food Products - 1.04%
Lamb Weston Holdings, Inc.:
4.875%, 05/15/2028(d)	415,000	377,480
4.125%, 01/31/2030(d)	425,000	360,364
Post Holdings, Inc.:
5.625%, 01/15/2028(d)	685,000	626,480
5.500%, 12/15/2029(d)	80,000	69,282
4.500%, 09/15/2031(d)	270,000	217,910
		1,651,516

Gas Utilities - 0.18%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 05/20/2025	300,000	278,991

Health Care Equipment & Supplies - 0.30%
AdaptHealth LLC:
4.625%, 08/01/2029(d)	40,000	32,139
5.125%, 03/01/2030(d)	140,000	115,654
Hologic, Inc., 3.250%, 02/15/2029(d)	410,000	336,176
		483,969

Health Care Providers & Services - 0.96%
Acadia Healthcare Co., Inc.:
5.500%, 07/01/2028(d)	185,000	169,053
5.000%, 04/15/2029(d)	80,000	71,000
DaVita, Inc., 4.625%, 06/01/2030(d)	440,000	341,530
Encompass Health Corp.:
4.500%, 02/01/2028	180,000	154,544
4.750%, 02/01/2030	450,000	370,918
ModivCare, Inc., 5.875%, 11/15/2025(d)	160,000	147,862
Tenet Healthcare Corp., 6.125%, 10/01/2028(d)	320,000	280,865
		1,535,772

Hotels, Restaurants & Leisure - 2.76%
1011778 BC ULC / New Red Finance, Inc.:
3.875%, 01/15/2028(d)	421,000	367,068
3.500%, 02/15/2029(d)	350,000	288,394
4.000%, 10/15/2030(d)	300,000	236,964
Aramark Services, Inc., 5.000%, 02/01/2028(d)	250,000	223,200
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.125%, 04/15/2029(d)	90,000	75,115
Churchill Downs, Inc., 4.750%, 01/15/2028(d)	850,000	736,684

	Principal
	Amount	Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc.:
3.750%, 05/01/2029(d)	$410,000	$339,435
4.875%, 01/15/2030	660,000	575,596
4.000%, 05/01/2031(d)	80,000	64,796
Las Vegas Sands Corp.:
3.500%, 08/18/2026	72,000	63,077
3.900%, 08/08/2029	300,000	248,393
Royal Caribbean Cruises, Ltd.:
4.250%, 07/01/2026(d)	75,000	55,276
5.500%, 08/31/2026(d)	44,000	33,716
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 03/01/2030(d)	120,000	96,386
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025(d)	100,000	93,768
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/01/2029(d)	80,000	64,836
Yum! Brands, Inc.:
4.750%, 01/15/2030(d)	480,000	420,547
3.625%, 03/15/2031	90,000	72,139
4.625%, 01/31/2032	400,000	336,136
		4,391,526

Household Durables - 0.44%
Installed Building Products, Inc., 5.750%, 02/01/2028(d)	150,000	135,164
LGI Homes, Inc., 4.000%, 07/15/2029(d)	70,000	51,963
M/I Homes, Inc., 4.950%, 02/01/2028	200,000	167,000
Tempur Sealy International, Inc., 4.000%, 04/15/2029(d)	90,000	71,079
TopBuild Corp., 3.625%, 03/15/2029(d)	141,000	111,611
Tri Pointe Homes, Inc., 5.700%, 06/15/2028	200,000	170,583
		707,400

Household Products - 0.28%
Central Garden & Pet Co.:
4.125%, 10/15/2030	150,000	119,709
4.125%, 04/30/2031(d)	180,000	141,899
Energizer Holdings, Inc., 6.500%, 12/31/2027(d)	200,000	177,936
		439,544

Independent Power and Renewable Electricity Producers - 0.50%
DPL, Inc., 4.125%, 07/01/2025	440,000	405,499
Vistra Operations Co. LLC, 4.375%, 05/01/2029(d)	470,000	391,975
		797,474

Industrial Conglomerates - 0.58%
CVR Energy, Inc., 5.250%, 02/15/2025(d)	210,000	189,417
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.750%, 09/15/2024	300,000	281,146
5.250%, 05/15/2027	340,000	298,437
4.375%, 02/01/2029	200,000	161,480
		930,480

Interactive Media & Services - 0.25%
Cinemark USA, Inc., 5.875%, 03/15/2026(d)	483,000	404,407

Internet & Direct Marketing Retail - 0.16%
Viasat, Inc., 6.500%, 07/15/2028(d)	380,000	253,549

IT Services - 0.05%
Science Applications International Corp., 4.875%, 04/01/2028(d)	90,000	80,236

	Principal
	Amount	Value
Machinery - 0.51%
Allison Transmission, Inc.:
4.750%, 10/01/2027(d)	$104,000	$91,751
5.875%, 06/01/2029(d)	141,000	127,825
3.750%, 01/30/2031(d)	520,000	399,641
Titan International, Inc., 7.000%, 04/30/2028	220,000	200,064
		819,281

Media - 0.67%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 02/01/2031(d)	50,000	38,437
DISH DBS Corp., 7.375%, 07/01/2028	75,000	50,595
Gray Escrow II, Inc., 5.375%, 11/15/2031(d)	285,000	224,170
Sirius XM Radio, Inc.:
4.000%, 07/15/2028(d)	340,000	289,914
3.875%, 09/01/2031(d)	590,000	458,855
		1,061,971

Metals & Mining - 1.55%
ATI, Inc.:
4.875%, 10/01/2029	250,000	208,209
5.125%, 10/01/2031	380,000	311,123
Carpenter Technology Corp.:
6.375%, 07/15/2028	300,000	278,850
7.625%, 03/15/2030	100,000	96,438
Commercial Metals Co., 3.875%, 02/15/2031	410,000	322,554
FMG Resources August 2006 Pty, Ltd.:
5.875%, 04/15/2030(d)	126,000	109,782
6.125%, 04/15/2032(d)	126,000	108,456
Mineral Resources, Ltd.:
8.000%, 11/01/2027(d)	186,000	179,341
8.500%, 05/01/2030(d)	720,000	697,385
SunCoke Energy, Inc., 4.875%, 06/30/2029(d)	200,000	154,661
		2,466,799

Mortgage Real Estate Investment Trusts (REITs) - 0.80%
Rithm Capital Corp., 6.250%, 10/15/2025(d)	330,000	280,060
Starwood Property Trust, Inc., 4.375%, 01/15/2027(d)	1,160,000	990,698
		1,270,758

Oil, Gas & Consumable Fuels - 4.59%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 05/15/2026(d)	350,000	352,215
Apache Corp., 5.350%, 07/01/2049	185,000	146,024
Baytex Energy Corp., 8.750%, 04/01/2027(d)	230,000	231,720
Berry Petroleum Co. LLC, 7.000%, 02/15/2026(d)	200,000	176,627
California Resources Corp., 7.125%, 02/01/2026(d)	348,000	327,647
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.125%, 01/15/2027(d)	530,000	489,423
CNX Resources Corp., 6.000%, 01/15/2029(d)	320,000	292,728
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029(d)	310,000	277,872
CVR Energy, Inc., 5.750%, 02/15/2028(d)	385,000	329,745
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 06/01/2028(d)	220,000	193,736
EnLink Midstream Partners LP, 5.450%, 06/01/2047	465,000	340,589
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 01/15/2026(d)	450,000	426,128
EQM Midstream Partners LP, 6.500%, 07/15/2048	320,000	244,742
Global Partners LP / GLP Finance Corp., 7.000%, 08/01/2027	340,000	310,216
Hess Midstream Operations LP, 5.125%, 06/15/2028(d)	104,000	91,203
Holly Energy Partners LP / Holly Energy Finance Corp.:
6.375%, 04/15/2027(d)	37,000	35,388
5.000%, 02/01/2028(d)	260,000	229,579
MEG Energy Corp., 5.875%, 02/01/2029(d)	170,000	152,833
Northern Oil and Gas, Inc., 8.125%, 03/01/2028(d)	160,000	150,330

	Principal
	Amount	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.:
7.950%, 06/15/2039	$145,000	$162,814
4.625%, 06/15/2045	160,000	132,845
6.600%, 03/15/2046	70,000	72,261
Parkland Corp., 4.500%, 10/01/2029(d)	150,000	121,448
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 02/15/2028	560,000	486,251
Penn Virginia Holdings LLC, 9.250%, 08/15/2026(d)	210,000	197,663
SM Energy Co., 6.750%, 09/15/2026	430,000	414,526
Sunoco LP / Sunoco Finance Corp., 4.500%, 05/15/2029	310,000	257,715
Vermilion Energy, Inc., 6.875%, 05/01/2030(d)	400,000	368,652
W&T Offshore, Inc., 9.750%, 11/01/2023(d)	220,000	215,865
Western Midstream Operating LP, 5.500%, 08/15/2048	90,000	72,972
		7,301,757

Paper & Forest Products - 0.62%
Clearwater Paper Corp., 4.750%, 08/15/2028(d)	150,000	131,659
Louisiana-Pacific Corp., 3.625%, 03/15/2029(d)	210,000	165,442
Mercer International, Inc., 5.125%, 02/01/2029	650,000	518,976
Resolute Forest Products, Inc., 4.875%, 03/01/2026(d)	170,000	165,504
		981,581

Personal Products - 0.29%
Edgewell Personal Care Co., 5.500%, 06/01/2028(d)	380,000	340,281
Herbalife Nutrition, Ltd. / HLF Financing, Inc., 7.875%, 09/01/2025(d)	130,000	118,027
		458,308

Professional Services - 0.42%
Gartner, Inc.:
4.500%, 07/01/2028(d)	370,000	331,374
3.625%, 06/15/2029(d)	400,000	333,862
		665,236

Real Estate Management & Development - 0.15%
Howard Hughes Corp.:
5.375%, 08/01/2028(d)	90,000	74,822
4.375%, 02/01/2031(d)	220,000	158,369
		233,191

Semiconductors & Semiconductor Equipment - 0.27%
Entegris Escrow Corp., 5.950%, 06/15/2030(d)	183,000	167,434
Entegris, Inc., 4.375%, 04/15/2028(d)	300,000	254,799
		422,233

Software - 0.85%
Fair Isaac Corp., 4.000%, 06/15/2028(d)	700,000	597,933
NCR Corp., 5.250%, 10/01/2030(d)	170,000	128,613
NortonLifeLock, Inc., 6.750%, 09/30/2027(d)	317,000	304,927
Open Text Corp., 3.875%, 02/15/2028(d)	390,000	323,070
		1,354,543

Specialty Retail - 0.75%
Asbury Automotive Group, Inc.:
4.750%, 03/01/2030	150,000	117,388
5.000%, 02/15/2032(d)	515,000	397,457
Foot Locker, Inc., 4.000%, 10/01/2029(d)	100,000	77,675
Group 1 Automotive, Inc., 4.000%, 08/15/2028(d)	270,000	218,009
Murphy Oil USA, Inc.:
4.750%, 09/15/2029	120,000	106,458
3.750%, 02/15/2031(d)	205,000	165,174

	Principal
	Amount	Value
Specialty Retail (continued)
Sonic Automotive, Inc., 4.875%, 11/15/2031(d)	$140,000	$106,277
		1,188,438

Technology Hardware, Storage & Peripherals - 0.25%
Seagate HDD Cayman, 5.750%, 12/01/2034	130,000	103,506
Xerox Holdings Corp., 5.500%, 08/15/2028(d)	375,000	299,998
		403,504

Thrifts & Mortgage Finance - 1.16%
MGIC Investment Corp., 5.250%, 08/15/2028	360,000	322,357
Nationstar Mortgage Holdings, Inc.:
6.000%, 01/15/2027(d)	230,000	196,615
5.125%, 12/15/2030(d)	639,000	464,186
5.750%, 11/15/2031(d)	170,000	124,983
NMI Holdings, Inc., 7.375%, 06/01/2025(d)	240,000	233,143
PennyMac Financial Services, Inc.:
5.375%, 10/15/2025(d)	192,000	164,396
4.250%, 02/15/2029(d)	300,000	214,347
5.750%, 09/15/2031(d)	170,000	121,835
		1,841,862

Wireless Telecommunication Services - 0.09%
United States Cellular Corp., 6.700%, 12/15/2033	160,000	144,282

TOTAL CORPORATE BONDS
(Cost $55,478,716)		49,517,206

	Shares	Value
COMMON STOCK - 0.91%
Health Care Equipment & Supplies - 0.91%
Carestream Health Holdings Inc(b)(e)	76,071	1,440,785

TOTAL COMMON STOCK
(Cost $1,440,785)		1,440,785

Total Investments- 165.10%
(Cost $287,435,809)		262,717,699

Other Assets in Excess of Liabilities - 1.07%		1,709,777

Mandatory Redeemable Preferred Shares - (12.57)%
(liquidation preference plus distributions payable on term preferred shares)		(20,000,000)

Leverage Facility - (53.60)%		(85,300,000)

Net Assets - 100.00%		$159,127,475

Amounts above are shown as a percentage of net assets as of September 30, 2022.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M US L - 1 Month LIBOR as of September 30, 2022 was 3.14%
3M US L - 3 Month LIBOR as of September 30, 2022 was 3.75%
6M US L - 6 Month LIBOR as of September 30, 2022 was 4.23%
3M US SOFR - 3 Month Secured Overnight Financing Rate as of September 30, 2022 was 2.13%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date. Where applicable, the reference rate is subject to a floor rate.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	A portion of this position was not funded as of September 30, 2022. The Portfolio of Investments records only the funded portion of each position. As of September 30, 2022, the Fund has unfunded delayed draw loans in the amount of 310,910. Fair value of these unfunded delayed draws was $284,758.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $47,938,560, which represented approximately 30.13% of net assets as of September 30, 2022. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(e)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone Long-Short Credit Income Fund (formerly known as Blackstone / GSO Long-Short Credit Income Fund) (“BGX”, the “Fund”, “we”, “us” or “our”) is a diversified, closed-end management investment company. BGX was organized as a Delaware statutory trust on October 22, 2010. BGX was registered under the Investment Company Act of 1940, as amended (the “1940 Act”) on October 26, 2010. BGX commenced operations on January 27, 2011. Prior to that, BGX had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGX to Blackstone Liquid Credit Strategies LLC (formerly known as GSO / Blackstone Debt Funds Management LLC) (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGX. BGX’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

On May 22, 2020, the SEC declared effective a registration statement filed under the “shelf” registration process for BGX. Pursuant to the shelf registration, BGX may offer, from time to time, in one or more offerings, up to $100,000,000 of common shares. These shares may be offered and sold to or through underwriters, through dealers or agents that BGX designates from time to time, directly to purchasers, through at-the-market ("ATM") offerings or through a combination of these methods. On August 19, 2020, BGX launched an ATM offering to sell up to $50,000,000 aggregate amount of its common shares. As of September 30, 2021, BGX has not yet sold any shares pursuant to this shelf registration. An updated shelf registration statement was declared effective by the SEC on July 30, 2021.

Investment Objectives: BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (“Secured Loans”) and high-yield corporate debt securities of varying maturities. BGX’s short positions, either directly or through the use of derivatives, may total up to 30% of the Fund’s net assets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

Portfolio Valuation: BGX’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (the “Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees (collectively, the “Board”). Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BGX’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGX’s investments under the fair value hierarchy levels as of September 30, 2022:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Commercial Services & Supplies	$–	$12,815,148	$477,670	$13,292,818
Containers & Packaging	–	6,034,599	213,333	6,247,932
Diversified Consumer Services	–	6,720,898	434,706	7,155,604
Electronic Equipment, Instruments & Components	–	1,805,537	205,885	2,011,422
Entertainment	–	5,445,650	718,150	6,163,800
Food Products	–	1,411,531	510,491	1,922,022
Health Care Equipment & Supplies	–	5,858,887	1,308,956	7,167,843
Health Care Providers & Services	–	14,532,655	807,813	15,340,468
Hotels, Restaurants & Leisure	$–	$5,832,532	$1,683,811	$7,516,343
Industrial Conglomerates	–	3,972,596	1,125,258	5,097,854
Interactive Media & Services	–	1,943,083	1,516,322	3,459,405
Pharmaceuticals	–	330,310	347,762	678,072
Professional Services	–	7,267,636	1,999,564	9,267,200
Software	–	31,459,891	942,115	32,402,006
Other	–	81,343,080	–	81,343,080
Collateralized Loan Obligation Securities
Diversified Financial Services	–	–	12,693,839	12,693,839
Corporate Bonds	–	49,517,206	–	49,517,206
Common Stock
Health Care Equipment & Supplies	–	–	1,440,785	1,440,785
Total	$–	$236,291,239	$26,426,460	$262,717,699

Other Financial Instruments
Liabilities
Net Unrealized Depreciation on Unfunded Loan Commitments	–	(23,974)	–	(23,974)
Total	–	(23,974)	–	(23,974)

*	Refer to the Fund’s Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGX has used Level 3 inputs to determine the fair value are as follows:

	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Common Stock	Warrants	Unfunded Loan Commitments	Total
Balance as of December 31, 2021	$5,650,482	$8,895,174	$-	$198,367	$(1,136)	$14,742,887
Accrued discount/ premium	11,248	5,683	-	-	-	16,931
Realized Gain/(Loss)	7,747	(10,005)	-	-	-	(2,258)
Change in Unrealized Appreciation/(Depreciation)	(343,576)	(1,674,992)	-	-	-	(2,018,568)
Purchases (1)	2,304,163	6,134,975	1,440,785	-	-	9,879,923
Sales Proceeds (2)	(81,464)	(656,996)	-	(198,367)	-	(936,827)
Transfer into Level 3	6,477,647	-	-	-	-	6,477,647
Transfer out of Level 3	(1,734,411)	-	-	-	1,136	(1,733,275)
Balance as of September 30, 2022	$12,291,836	$12,693,839	$1,440,785	$-	$-	$26,426,460
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2022	$(483,644)	$(1,690,920)	$-	$-	$-	$(2,174,564)

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Information about Level 3 fair value measurements as of September 30, 2022:

Blackstone Long-Short Credit Income Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Assets
Floating Rate Loan Interests	$12,291,836	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	12,693,839	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	1,440,785	Performance Multiple Methodology	EBITDA Multiple(a)	3.68x

(a)	As of September 30, 2022 a change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

Securities were transferred from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest Income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGX includes first and second lien secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships, and other business entities (“Borrowers”), in its definition of “Secured Loans”. Under normal market conditions, at least 70% of BGX’s Managed Assets (defined below) will be invested in Secured Loans. BGX defines its “Managed Assets” as total assets (including any assets attributable to any leverage used) minus the sum of BGX’s accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2022, 75.28% of BGX’s Managed Assets were held in Secured Loans.

Secured Loans hold senior positions in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Secured Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (“LIBOR”), plus a premium or credit spread.

Changes in the method of determining LIBOR, or the replacement of LIBOR with an alternative reference rate, may adversely affect our credit arrangements and our floating rate debt investments. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. The underlying collateral of floating rate debt investments in which the Fund invests may pay interest at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR.

The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. On July 29, 2021, the U.S. Federal Reserve System (“FRS”), in conjunction with the Alternative Reference Rates Committee (“ARRC”), a steering committee comprised of large U.S. financial institutions, formally recommended replacing U.S.-dollar LIBOR with the Secured Overnight Financing Rate (“SOFR”), a new index calculated by short-term repurchase agreements, backed by Treasury securities. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. In many cases, the nominated replacements, as well as other potential replacements, are not complete or ready to implement and require margin adjustments. There is currently no final consensus as to which benchmark rate(s) (along with any adjustment and/or permutation thereof) will replace all or any LIBOR tenors after the discontinuation thereof and there can be no assurance that any such replacement benchmark rate(s) will attain market acceptance. Before LIBOR ceases to exist, we and our portfolio companies may need to amend or restructure our existing LIBOR- based debt instruments and any related hedging arrangements that extend beyond June 30, 2023, depending on the applicable LIBOR tenor. Such amendments and restructurings may be difficult, costly and time consuming. In addition, from time to time we invest in floating rate loans and investment securities whose interest rates are indexed to LIBOR. Uncertainty as to the nature of alternative reference rates and as to potential changes or other reforms to LIBOR, or any changes announced with respect to such reforms, may result in a sudden or prolonged increase or decrease in the reported LIBOR rates and the value of LIBOR-based loans and securities, including those of other issuers we or our funds currently own or may in the future own. It remains uncertain how such changes would be implemented and the effects such changes would have on us, issuers of instruments in which we invest and financial markets generally.

The expected discontinuation of LIBOR could have a significant impact on our business. There could be significant operational challenges for the transition away from LIBOR including, but not limited to, amending loan agreements with borrowers on investments that may have not been modified with fallback language and adding effective fallback language to new agreements in the event that LIBOR is discontinued before maturity. Beyond these challenges, we anticipate there may be additional risks to our current processes and information systems that will need to be identified and evaluated by us. Due to the uncertainty of the replacement for LIBOR, the potential effect of any such event on our cost of capital and net investment income cannot yet be determined. In addition, the cessation of LIBOR could:

●	Adversely impact the pricing, liquidity, value of, return on and trading for a broad array of financial products, including any LIBOR-linked securities, loans and derivatives that may be included in our assets and liabilities;

●	Require extensive changes to documentation that governs or references LIBOR or LIBOR-based products, including, for example, pursuant to time-consuming renegotiations of documentation to modify the terms of investments;

●	Result in inquiries or other actions from regulators in respect of our preparation and readiness for the replacement of LIBOR with one or more alternative reference rates;

●	Result in disputes, litigation or other actions with portfolio companies, or other counterparties, regarding the interpretation and enforceability of provisions in our LIBOR-based investments, such as fallback language or other related provisions, including, in the case of fallbacks to the alternative reference rates, any economic, legal, operational or other impact resulting from the fundamental differences between LIBOR and the various alternative reference rates;

●	Require the transition and/or development of appropriate systems and analytics to effectively transition our risk management processes from LIBOR-based products to those based on one or more alternative reference rates, which may prove challenging given the limited history of the proposed alternative reference rates; and

●	Cause us to incur additional costs in relation to any of the above factors.

There is no guarantee that a transition from LIBOR to an alternative will not result in financial market disruptions, significant increases in benchmark rates, or borrowing costs to borrowers, any of which could have a material adverse effect on our business, result of operations, financial condition, and unit price. In addition, the transition to a successor rate could potentially cause (i) increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, (ii) a reduction in the value of certain instruments held by the Fund, or (iii) reduced effectiveness of related Fund transactions, such as hedging. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of any of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At September 30, 2022, BGX had invested $17,682,966 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BGX.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part on, analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGX may acquire Loans through assignments or participations. BGX typically acquires these Loans through assignment, and if BGX acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines which seek to mitigate credit and counterparty risk in the atypical situation when BGX must acquire a Loan through a participation.

BGX has invested in CLO securities. A CLO is a financing company (generally called a Special Purpose Vehicle (“SPV”)), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying a CLO are typically Secured Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, and (iii) equity securities incidental to investments in Secured Loans. When investing in CLOs, each fund will not invest in equity tranches, which are the lowest tranche. However, the Fund may invest in lower tranches of CLO debt securities, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior debt tranches of the CLO. In addition, the Fund intends to invest in CLOs consisting primarily of individual Secured Loans of Borrowers and not repackaged CLO obligations from other high risk pools. The underlying Secured Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of each fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place on a date earlier than legal maturity from refinancing of the senior debt tranches.

NOTE 4. GENERAL COMMITMENTS AND CONTINGENCIES

As of September 30, 2022, BGX had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Par Value	Fair Value
Arc Falcon I, Inc., First Lien Initial Term Loan	9,271	$8,584
AthenaHealth Group, Inc., First Lien Term Loan	208,903	187,699
Medical Solutions LLC, First Lien Term Loan	32,668	31,181
Tekni-Plex, Inc., First Lien Delayed Draw Tem Term Loan	14,303	13,586
VT Topco, Inc., First Lien 2021 Delayed Draw Term Loan	45,526	43,477
Pediatric Associates Holding Co. LLC, First Lien Term Loan	239	231
Total	310,910	$284,758

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with BGX’s valuation policies. For the period ended September 30, 2022, BGX recorded a net increase in unrealized depreciation on unfunded loan commitments totaling $22,021.

NOTE 5. LEVERAGE

The Fund has entered into a Credit Agreement (the “Agreement”) with a bank to borrow money pursuant to a revolving line of credit (“Leverage Facility”) dated July 29, 2014, as amended on January 26, 2015, July 28, 2015, July 26, 2016, July 25, 2017, January 8, 2018 and February 23, 2018 and as further amended and restated on June 20, 2018, and as further amended and restated on July 25, 2019 and as amended on July 23, 2020, July 26, 2021, November 29, 2021 and July 21, 2022, to borrow up to a limit of $122 million, with $41 million for tranche A loans (“BGX Tranche A Loans”) and $81 million for tranche B loans (“BGX Tranche B Loans”). Borrowings under the Agreement are secured by the assets of the Fund.

Interest is charged at a rate of 0.85% above Adjusted Term SOFR for Tranche A Loans, 1.15% above Adjusted Term SOFR for one (1) month interest period Tranche B Loans and 1.00% above Adjusted Term SOFR for three (3) month interest period Tranche B Loans, with Adjusted Term SOFR measured for the period commencing on the date of the making of such Term SOFR Loan (or the last date upon which any other Loan was converted to, or continued as, such Term SOFR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) or three (3) months thereafter (in each case subject to the availability thereof).

Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable for each of Tranche A Loans and Tranche B Loans is 0.15% on the undrawn amounts when drawn amounts exceed 75% of the relevant borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are generally payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At September 30, 2022, BGX had borrowings outstanding under its Leverage Facility of $85,300,000 for Tranche A and B Loans, at an interest rate of 3.83%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2022. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2022 the average borrowings under BGX's Leverage Facility and the weighted average interest rate were $95,404,029 and 2.06% respectively. During the period ended September 30, 2022, the Fund incurred $50,038 for commitment fees on undrawn amounts.

On July 27, 2016, BGX issued 20,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $20,000,000. As of February 11, 2021, the MRPS were rated “AA” by Fitch Ratings. On February 12, 2021, Fitch Ratings downgraded the ratings on the MRPS to A. The downgrade was driven by changes to Fitch Ratings’ rating criteria for closed-end funds, rather than by any fundamental changes to the Fund’s credit profiles. The dividend rate on the Fund’s MRPS will increase if the credit rating for the Fund is downgraded below “A” by Fitch Ratings or the equivalent rating of other nationally recognized statistical ratings organizations as prescribed in the relevant MRPS governing documents. BGX used the proceeds of the offering to make additional investments for BGX’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGX makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. Each Fund agreed to maintain asset coverage of three times over borrowings and BGX have agreed to maintain 225% asset coverage over borrowings plus MRPS. Compliance with the investment restrictions and calculations are performed by the Fund’s custodian, The Bank of New York Mellon. As of September 30, 2022, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund’s portfolios, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolios, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage. As of September 30, 2022, BGX’s leverage represented 39.82% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 32.26% of Managed Assets and the MRPS representing 7.56% of Managed Assets).